Discontinued Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
	Jan. 09, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss Contingency, Receivable, Period Increase (Decrease)				$ 25,000
Loss Contingency Accrual, Period Increase (Decrease)		$ 4,000
Goodwill, Written off Related to Sale of Business Unit			$ 25,800
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				80	$ 24,277
Purchase Price Discontinued Operations	$ 283,000
Disposal Group, Including Discontinued Operation, Revenue		0	0	0	3,056
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		(36,211)	(18,137)	(46,720)	(7,121)
Discontinued Operation, Tax Effect of Discontinued Operation		0	(5,977)	0	7,804
(Loss) Income from Discontinued Operations, Net of Tax, Attributable to Parent		$ (36,211)	$ (12,160)	$ (46,720)	$ (14,925)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Basic Share		$ (0.71)	$ (0.24)	$ (0.92)	$ (0.30)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share		$ (0.71)	$ (0.24)	$ (0.92)	$ (0.30)
Weighted-average number of shares outstanding-basic (in shares)		51,172	50,043	51,033	49,441
Weighted Average Number of Shares Outstanding, Diluted		51,172	50,043	51,033	49,441
PROFEMUR Titanium Modular Neck Product [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss Contingency, Receivable, Period Increase (Decrease)		$ 25,000